FINANCIAL INSTRUMENTS - Fair Values of Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Derivative assets	$ 237	$ 182
Derivative liabilities	326	181
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	141	142
Derivative liabilities	248	129
Derivatives designated as hedging instruments | Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative assets	89	65
Derivative liabilities	88	28
Derivatives designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	52	77
Derivative liabilities	160	101
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	96	40
Derivative liabilities	78	52
Derivatives not designated as hedging instruments | Interest rate contracts
Derivatives, Fair Value [Line Items]
Derivative assets	51	11
Derivative liabilities	51	12
Derivatives not designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	45	29
Derivative liabilities	$ 27	$ 40